Goodwill (Details Narrative) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill balance					$ 696	$ 667
Impairment loss on goodwill	$ 662		$ 662			$ 261